Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful life	40 years
Leasehold Improvements [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful Life	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Maximum [Member] | Equipment [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful life	10 years
Minimum [Member] | Equipment [Member]
Summary of estimated useful lives of bank properties and equipment
Estimated Useful life	3 years 6 months